Business Combinations - Schedule of fair value of intangible assets (Details) R$ in Thousands	Jan. 03, 2020 BRL (R$)
Schedule of preliminary allocation prepared by Company and resulting goodwill
Estimated fair value	R$ 5,419,000
Avon Products, Inc. [Member]
Schedule of preliminary allocation prepared by Company and resulting goodwill
Effects of allocation of the fair value	291
Avon Products, Inc. [Member] | Power brands [Member]
Schedule of preliminary allocation prepared by Company and resulting goodwill
Estimated fair value	R$ 518,000
Estimated useful life	20 years
Avon Products, Inc. [Member] | Developed technologies [Member]
Schedule of preliminary allocation prepared by Company and resulting goodwill
Estimated fair value	R$ 1,132,000
Estimated useful life	7 years
Avon Products, Inc. [Member] | Sales representatives [Member]
Schedule of preliminary allocation prepared by Company and resulting goodwill
Estimated fair value	R$ 1,876,000
Estimated useful life	14 years
Avon Products, Inc. [Member] | Trade name “Avon” [Member]
Schedule of preliminary allocation prepared by Company and resulting goodwill
Estimated fair value with indefinite useful life	R$ 1,893,000